SCHEDULE OF FINANCIAL LIABILITIES (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)	$ 38,824	$ 40,241	$ 105,931
Long term loan and unpaid interest (Note 12)	$ 92,828	135,971	192,651	$ 198,405
Total trade and other current payables		176,212	298,582
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)		40,241	105,931
Long term loan and unpaid interest (Note 12)		47,740	49,207
Total trade and other current payables		87,981	155,138
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)		49,241	50,754
Total trade and other current payables		49,241	50,754
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)		38,990	52,350
Total trade and other current payables		38,990	52,350
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)			40,340
Total trade and other current payables			40,340
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables (Note 9)
Long term loan and unpaid interest (Note 12)
Total trade and other current payables